Acquisition of Mobile Tint LLC (Details) - Schedule of fair value of the assets acquired and liabilities assumed	9 Months Ended
Sep. 30, 2021 USD ($)
Assets acquired:
Cash	$ 288,902
Accounts receivable, net	40,587
Inventory	68,019
Prepaid expenses and other	6,091
Property and equipment	140,210
Right of use asset	253,433
Intangible assets	550,798
Total assets acquired at fair value	1,348,040
Less: total liabilities assumed:
Notes payable	95,013
Accounts payable	65,728
Accrued expenses	92,914
Customer deposit	110,000
Lease liability	253,433
Noncontrolling interest	36,031
Total liabilities assumed	653,119
Net assets acquired	694,921
Purchase consideration paid:
Fair value of common shares issued	694,921
Total purchase consideration paid	$ 694,921